Leases (Future Minimum Lease Payments) (Detail) $ in Thousands	12 Months Ended
	Jun. 29, 2016 USD ($)
Leases [Abstract]
Percentage Of Imputed Average Capital Lease Interest	7.00%
Capital Leases, 2017	$ 5,954
Capital Leases, 2018	5,745
Capital Leases, 2019	5,226
Capital Leases, 2020	4,853
Capital Leases, 2021	4,138
Capital Leases, Thereafter	27,977
Capital Leases, Total minimum lease payments	53,893	[1]
Imputed interest (average rate of 7%)	(16,361)
Present value of minimum lease payments	37,532
Less current installments	(3,563)
Capital Leases, Net minimum payments	33,969
Operating Leases, 2017	123,312
Operating Leases, 2018	116,418
Operating Leases, 2019	95,276
Operating Leases, 2020	80,881
Operating Leases, 2021	66,293
Operating Leases, Thereafter	156,563
Operating Leases, Total minimum lease payments	638,743	[1]
Capital Leases, Minimum sublease rentals	25,500
Operating Leases, Minimum sublease rentals	$ 47,100

[1]	Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. The total of undiscounted future sublease rentals are approximately $25.5 million and $47.1 million for capital and operating subleases, respectively.